23 Post-employment benefits (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Plan III [Member]
Disclosure of defined benefit plans [line items]
Cost of current service	R$ 4,037
Estimated cost of interest	183,865
Expected return on plan assets	(183,026)
Expected employee contributions	(2,018)
Costs (income or loss)	2,858
Assistance Plan [Member]
Disclosure of defined benefit plans [line items]
Cost of current service	20,854
Estimated cost of interest	85,561
Expected return on plan assets	(12,066)
Expected employee contributions
Costs (income or loss)	94,349
Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Cost of current service	765
Estimated cost of interest	405,370
Expected return on plan assets	(449,905)
Expected employee contributions	(187)
Costs (income or loss)	R$ (43,957)